RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7 — RELATED PARTY TRANSACTIONS

Dr. Carr Bettis, Executive Chairman and Chairman of Board of Directors

As of June 30, 2018 and December 31, 2017, the Company owed Dr. Bettis $5,992 in accrued salary. In addition, AudioEye sub-leases office space in Scottsdale, Arizona for certain Company employees, including Todd Bankofier, CEO, from Verus Analytics, Inc, a company in which Dr. Bettis has a controlling interest. As the Company has taken on more employees and space, the sub-lease amount increased from $500 per month to $3,502 per month in 2017 totaling $10,506 and $21,013 for the three and six months ended June 30, 2018; and $3,252 and $4,752 for the three and six months ended June 30, 2017, respectively. The amount of $0 was due as of June 30, 2018 and December 31, 2017. At June 30, 2018 and December 31, 2017, an estimated $8,475 and $14,000 was due and accrued to Dr. Bettis for unreimbursed travel related expenses, respectively.

Sean Bradley, President, Chief Technology Officer, and Secretary

As of June 30, 2018 and December 31, 2017, the Company owed Sean Bradley $0 and $3,543 in accrued salary, respectively.

NOTE 7 — RELATED PARTY TRANSACTIONS

Dr. Carr Bettis, Executive Chairman and Chairman of Board of Directors

As of December 31, 2017 and 2016, the Company owed Dr. Bettis $5,992 and $20,575 in accrued salary, respectively. In addition, AudioEye sub-leases office space in Scottsdale, Arizona for certain Company employees, including Todd Bankofier, CEO, from Verus Analytics, Inc, a company in which Dr. Bettis has a controlling interest. The Company had taken on more employees and space, the sub-lease amount increased from $500 per month to $3,502 per month in 2017 totaling $16,371 and $6,000 for the year ended December 31, 2017 and 2016, respectively. The amount of $0 was due as of December 31, 2017 and 2016. At December 31, 2017 and 2016, an estimated $14,000 was due and accrued to Dr. Bettis for unreimbursed travel related expenses.

Sean Bradley, President, Chief Technology Officer, and Secretary

As of December 31, 2017 and 2016, the Company owed Sean Bradley $3,543 in accrued salary.

David Moradi, 5% or more shareholder

As of December 31, 2015 the Company owed David Moradi $70,000 in principal and $4,280 in accrued interest. During the year ended December 31, 2016, Mr. Moradi was paid in full. During the year ended December 31, 2016, the Company incurred a total of $44,912 legal expenses for services provided on corporate general matters by Anthion Partners LLC, an entity affiliated with David Moradi.

In 2017, the Company issued an aggregate of $762,500 in convertible notes payable and warrants to acquire 305,000 shares of the Company’s common stock with a term of five years, an exercise price of $1.75 per share to David Moradi. Upon issuance, the convertible notes immediately and automatically converts into the Company’s common stock at a conversion rate of $1.68 per share.

Conversion of convertible notes payable

On April 18, 2016, the Company issued 100,274 shares of its common stock in settlement of an outstanding convertible note payable, issued in October 2015, for $200,000 and accrued interest $10,575 to KTK Capital, Inc., a material shareholder on a fully diluted basis.

On April 18, 2016, the Company issued 50,046 shares of its common stock in settlement of an outstanding convertible note payable, issued in October 2015, for $100,000 and accrued interest $5,096 to Equity Trust Custodian, FBO Alexandre Zyngier IRA, an entity under the control of Alexandre Zyngier, a member of the Company’s board of directors.

On April 18, 2016, the Company issued an aggregate of 734,133 warrants to purchase the Company’s common stock at $4.375 per share for five years in settlement of convertible notes payable, issued in October 2015, in aggregate of $1,475,000 and accrued interest of $66,678 to Anthion Partners and Anthion Partners II LLC; entities under common control with David Moradi.

In 2017, the Company issued an aggregate of 453,870 shares of the Company’s common stock in settlement of outstanding convertible notes, issued in 2017, for $762,500 to David Moradi.

Sales of common stock

In 2016, the Company sold to CSB IV Holdings, a company under the control of Carr Bettis, an aggregate of 104,286 shares of the Company’s common stock and warrants to acquire 11,680 shares of the Company’s common stock with a term of five years, an exercise price of $6.25 per share and is subject to anti-dilution protection, as defined, for net proceeds of $365,000.

In 2016, the Company sold to Ernest Purcell, a member of the Company’s Board of Directors, 64,286 shares of the Company’s common stock and warrants to acquire 7,200 shares of the Company’s common stock with a term of five years, an exercise price of $6.25 per share and is subject to anti-dilution protection, as defined, for net proceeds of $225,000.

In 2016, the Company sold to Todd Bankofier, the Company’s Chief Executive Officer, 7,143 shares of the Company’s common stock and warrants to acquire 800 shares of the Company’s common stock with a term of five years, an exercise price of $6.25 per share and is subject to anti-dilution protection, as defined, for net proceeds of $25,000.

In 2016, the Company sold to Anthion Partners II, LLC, an entity under the control of David Moradi, 35,715 shares of the Company’s common stock and warrants to acquire 4,000 shares of the Company’s common stock with a term of five years, an exercise price of $6.25 per share and is subject to anti-dilution protection, as defined, for net proceeds of $125,000.

In 2017, the Company sold to Anthion Partners II, LLC, an entity under the control of David Moradi, 214,286 shares of the Company’s common stock for net proceeds of $750,000.

In 2017, the Company issued 30,000 shares of the Company’s common stock in exchange for the exercise of warrants for net proceeds of $52,500 to David Moradi.

In 2017, the Company issued 729,028 shares of the Company’s common stock in exchange for the exercise on a cashless basis of 734,133 warrants.

Other

The Company holds 60,000 shares in Peartrack Security Systems, formerly Ecologic Transportation, as of December 31, 2014 resulting from the conversion of a $60,000 accounts receivable balance in 2014. Peartrack Security Systems is an entity whose Executive Chairman was former Company director, Edward Withrow III. In 2014, the Company invested $50,000 in Cannonball Red in return for 97,500 shares held as of December 31, 2014. Former CEO, Chief Innovation Officer and director Nathan Bradley had a material interest in Cannonball Red at the time of the transaction. At December 31, 2016, the Company recorded an impairment of $50,000 relating to the 97,500 shares of Cannonball Red to a net carrying value of $-0-.

In summary, as of December 31, 2017 and 2016, the total balances of related party payable were $23,535 and $32,118, respectively.